Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
	2024		2023	2022

Acquisition cost	Ps.	2,281,654	3,258,234	3,190,297
Accumulated depreciation		(480,179)	(347,881)	(216,923)

	Ps.	1,801,475	2,910,353	2,973,374

Schedule of Property, Plant and Equipment, Net Acquisition Cost
Acquisition cost:	As of December 31, 2023		Additions	Disposals	Transfers	Foreign currency translation	As of December 31, 2024

Land	Ps.	1,302,493	-	(808,247)	(206,581)	-	287,665
Molds and machinery		611,337	207	(4,426)	36,366	-	643,484
Vehicles		32,193	2,284	(2,996)	-	-	31,481
Computers and equipment		126,324	21,808	(10,199)	31,583	24,460	193,976
Leasehold improvements		38,562	-	(15,856)	130,954	-	153,660
Buildings		1,062,347	1,021	(118,116)	-	-	945,252
Construction in progress		84,978	148,603	(8,594)	(198,903)	52	26,136

	Ps.	3,258,234	173,923	(968,434)	(206,581)*	24,512	2,281,654

(*)	Transfer to assets held for sale see note 1b.
Acquisition cost:	As of December 31, 2022		Additions	Disposals	Transfers	Foreign currency translation	As of December 31, 2023

Land	Ps.	1,302,493	-	-	-	-	1,302,493
Molds and machinery		558,027	1,002	(9,058)	61,366	-	611,337
Vehicles		21,773	2,099	(3,168)	11,489	-	32,193
Computers and equipment		122,502	16,583	(11,879)	17,593	(18,475)	126,324
Leasehold improvements		43,238	-	(4,820)	144	-	38,562
Buildings		1,032,032	-	-	30,315	-	1,062,347
Construction in progress		110,232	105,871	(9,900)	(120,907)	(318)	84,978

	Ps.	3,190,297	125,555	(38,825)	-	(18,793)	3,258,234
Acquisition cost:	As of January 1, 2022		Subsidiaries’ Acquisitions	Additions	Disposals	Transfers	Foreign currency translation	As of December 31, 2022

Land	Ps.	49,256	1,253,237	-	-	-	-	1,302,493
Molds and machinery		270,148	237,818	1,081	(18,319)	67,299	-	558,027
Vehicles		17,714	-	6,183	(2,124)	-	-	21,773
Computers and equipment		80,979	101,512	9,605	(99,640)	32,544	(2,498)	122,502
Leasehold improvements		38,115	1,430	479	-	3,214	-	43,238
Buildings		678,298	321,994	-	-	31,740	-	1,032,032
Construction in progress		97,284	41,790	107,260	(1,302)	(134,797)	(3)	110,232

	Ps.	1,231,794	1,957,781	124,608	(121,385)	-	(2,501)	3,190,297

Schedule of Property, Plant and Equipment Accumulated Depreciation
Accumulated depreciation:	As of December 31, 2023		Depreciation expense	Disposals	Foreign currency translation	As of December 31, 2024

Molds and machinery	Ps.	(174,392)	(78,360)	3,938	-	(248,814)
Vehicles		(14,060)	(7,000)	1,976	-	(19,084)
Computers and equipment		(17,554)	(39,008)	9,964	(22,401)	(68,999)
Leasehold improvements		(27,569)	(6,750)	15,818	-	(18,501)
Buildings		(114,306)	(49,030)	38,555	-	(124,781)

	Ps.	(347,881)	(180,148)	70,251	(22,401)	(480,179)
Accumulated depreciation:	As of December 31, 2022		Depreciation expense	Disposals	Foreign currency translation	As of December 31, 2023

Molds and machinery	Ps.	(103,267)	(74,657)	3,532	-	(174,392)
Vehicles		(9,095)	(5,968)	1,003	-	(14,060)
Computers and equipment		(7,997)	(37,443)	11,829	16,057	(17,554)
Leasehold improvements		(31,066)	(1,323)	4,820	-	(27,569)
Buildings		(65,498)	(48,808)	-	-	(114,306)

	Ps.	(216,923)	(168,199)	21,184	16,057	(347,881)
Accumulated depreciation:	As of January 1, 2022		Depreciation expense	Disposals	Foreign currency translation	As of December 31, 2022

Molds and machinery	Ps.	(48,761)	(60,965)	6,459	-	(103,267)
Vehicles		(5,283)	(3,992)	180	-	(9,095)
Computers and equipment		(54,188)	(40,738)	84,523	2,406	(7,997)
Leasehold improvements		(29,936)	(1,134)	4	-	(31,066)
Buildings		(24,134)	(41,364)	-	-	(65,498)

	Ps.	(162,302)	(148,193)	91,166	2,406	(216,923)